Note 5 - Stock-based Compensation - Summary of Unvested Restricted Stock (Details) - Restricted Stock [Member] - $ / shares	1 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Unvested at beginning of year (in shares)		361,000
Unvested at beginning of year (in dollars per share)		$ 1.69
Granted (in shares)		168,000
Granted, weighted average grant-date fair value (in dollars per share)		$ 1.20
Forfeited (in shares)		(206,000)
Forfeited, weighted average grant-date fair value (in dollars per share)		$ 1.77
Expired (in shares)		(50,000)
Expired (in shares)		1.93
Vested (in shares)	(100,000)	(66,000)	(333,250)	(216,250)
Vested, weighted average grant-date fair value (in dollars per share)		$ 1.65
Unvested at end of year (in shares)		207,000	361,000
Unvested at end of year (in dollars per share)		$ 1.17	$ 1.69